Form N-CSR Cover	6 Months Ended
May 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Entity Central Index Key	0000799704
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026